OTHER LONG-TERM LIABILITIES OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Other Long-term Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities [Table Text Block]

(in thousands of $)	2014	2013
Deferred credits from capital lease transactions	17,281	17,904

Deferred Credits From Capital Lease Transactions [Table Text Block]

(in thousands of $)	2014	2013
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(6,785)	(6,162)
	17,906	18,529
Short-term (see note 20)	625	625
Long-term	17,281	17,904
	17,906	18,529